Organization and Business Operations (Details) (USD $) In Millions, unless otherwise specified	6 Months Ended		1 Months Ended	0 Months Ended	11 Months Ended
	Sep. 30, 2013 item	Aug. 01, 2012 AWP	Jul. 31, 2011 AWP Sharing agreement acre item	Aug. 01, 2012 AWP Karlsson Group [Member]	Nov. 30, 2011 AWP Karlsson Group [Member] acre
Organization and Business Operations
Amount of cash contributions made					$ 11.0
Number of private sections	101				8
Number of Arizona state sections on which permits are held	38				42
Area transferred in exchange for equity interest (in acres)					31,000
Ownership percentage		50.00%			50.00%
Number of private mineral estate sections covered			101
Area of private mineral leases related to private mineral estates covered (in acres)			63,000
Ownership percentage acquired from Karlsson Group				50.00%